UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Crawford Dividend Growth Fund

Semi-Annual Report

June 30, 2012

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW,

Suite 1650

Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member FINRA, 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.

INVESTMENT RESULTS – (Unaudited)

Total Returns

(for the period ended June 30, 2012)

			Average Annual Returns
	Six Months	One Year	Five Year	Since Inception (January 27, 2004)
Crawford Dividend Growth Fund, Class C*	5.58%	0.57%	-1.59%	1.87%
Crawford Dividend Growth Fund, Class C (CDSC Adjusted)*	4.58%	0.57%	-1.59%	1.87%
S&P 500® Index**	9.49%	5.45%	0.22%	4.19%
Russell 1000® Value Index**	8.68%	3.01%	-2.19%	4.05%

Total annual operating expenses for the fiscal year ended December 31, 2011, as disclosed in the Fund’s prospectus, were 2.10% of average daily net assets (1.98% after fee waiver/expense reimbursements by the Advisor). The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; 12b-1 fees; indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Total Returns

(for the period ended June 30, 2012)

			Average Annual Returns
	Six Months	One Year	Five Year	Since Inception (January 5, 2004)
Crawford Dividend Growth Fund, Class I	6.17%	1.57%	-0.66%	3.11%
S&P 500® Index**	9.49%	5.45%	0.22%	4.41%
Russell 1000® Value Index**	8.68%	3.01%	-2.19%	4.50%

Total annual operating expenses for the fiscal year ended December 31, 2011, as disclosed in the Fund’s prospectus, were 1.07% of average daily net assets (0.98% after fee waiver/expense reimbursements by the Advisor). The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; 12b-1 fees; indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 0.98% of the Fund’s average daily net assets through April 30, 2013. This expense cap may not be terminated prior to this date except by the Board of Trustees.

*	In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed less than one year after purchase and an annual 12b-1 fee of 1.00%.

**

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500® Index or the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class C,

the S&P 500® Index, and the Russell 1000® Value Index

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations for Class C shares) and held through June 30, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I,

the S&P 500® Index, and the Russell 1000® Value Index

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations for Class I shares) and held through June 30, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus please call 1-800-431-1716. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets
[2]	Common Stock.

The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period* (January 1, 2012 – June 30, 2012)
Actual	$1,000.00	$1,055.76	$10.01
Hypothetical **	$1,000.00	$1,015.13	$9.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period* (January 1, 2012 – June 30, 2012)
Actual	$1,000.00	$1,061.70	$4.91
Hypothetical **	$1,000.00	$1,020.10	$4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class R	Beginning Account Value February 14, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period* (February 14, 2012 – June 30, 2012)
Actual	$1,000.00	$1,002.24	$4.15
Hypothetical **	$1,000.00	$1,019.40	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 138/366 (to reflect the period since commencement of Fund operations on February 14, 2012).

**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from January 1, 2012 to June 30, 2012. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the partial year period).

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2012 – (Unaudited)

COMMON STOCKS – 97.91%	Shares	Fair Value

Consumer Discretionary – 11.93%
Darden Restuarants, Inc.	63,080	$3,193,741
Genuine Parts Co.	48,680	2,932,970
Omnicom Group, Inc.	59,520	2,892,672
Target Corp.	57,070	3,320,903

		12,340,286

Consumer Staples – 6.09%
PepsiCo, Inc.	46,220	3,265,905
Procter & Gamble Co./The	49,520	3,033,100

		6,299,005

Energy – 12.25%
Baker Hughes, Inc.	49,720	2,043,492
Chevron Corp.	28,420	2,998,310
Energen Corp.	63,120	2,848,606
Ensco PLC (a)	37,460	1,759,496
Exxon Mobil Corp.	35,340	3,024,044

		12,673,948

Financials – 18.24%
ACE Ltd.	39,890	2,957,046
American Express Co.	49,120	2,859,275
BlackRock, Inc.	16,760	2,846,183
Brown & Brown, Inc.	126,870	3,459,745
PartnerRe Ltd.	45,190	3,419,527
T. Rowe Price Group, Inc.	52,810	3,324,918

		18,866,694

Healthcare – 17.80%
Cardinal Health, Inc. – Class A	70,460	2,959,320
Eli Lilly & Co.	76,130	3,266,738
Johnson & Johnson	40,990	2,769,284
Merck & Co., Inc.	80,040	3,341,670
Stryker Corp.	57,710	3,179,821
Teva Pharmaceutical Industries Ltd. (a)	73,400	2,894,896

		18,411,729

Industrials – 8.28%
General Dynamics Corp.	38,430	2,534,843
United Parcel Service, Inc. – Class B	37,940	2,988,154
W.W. Grainger, Inc.	15,920	3,044,541

		8,567,538

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2012 – (Unaudited)

COMMON STOCKS – 97.91% – continued	Shares	Fair Value

Information Technology – 12.02%
Intel Corp.	103,930	$2,769,735
Linear Technology Corp.	100,130	3,137,073
Microsoft Corp.	103,820	3,175,854
Paychex, Inc.	106,740	3,352,703

		12,435,365

Materials – 8.00%
Air Products & Chemicals, Inc.	35,890	2,897,400
Albemarle Corp.	49,960	2,979,614
Greif, Inc. – Class A	58,490	2,398,090

		8,275,104

Telecommunication Services – 3.30%
AT&T, Inc.	95,690	3,412,305

TOTAL COMMON STOCKS (Cost $91,748,615)		101,281,974

MONEY MARKET SECURITIES – 1.95%
Federated Prime Obligations Fund, 0.17% (b)	2,020,962	2,020,962

TOTAL MONEY MARKET SECURITIES (Cost $2,020,962)		2,020,962

TOTAL INVESTMENTS (Cost $93,769,577) – 99.86%		$103,302,936

Other assets in excess of liabilities – 0.14%		141,594

TOTAL NET ASSETS – 100.00%		$103,444,530

(a)	American Depositary Receipt.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 – (Unaudited)

Assets
Investments in securities, at fair value (cost $93,769,577)	$103,302,936
Receivable for fund shares sold	50,000
Dividends receivable	162,094
Interest receivable	243
Prepaid expenses	23,168

Total assets	103,538,441

Liabilities
Payable for fund shares redeemed	13,349
Payable to Advisor (a)	41,154
Payable to fund administrator, fund accountant & transfer agent (a)	11,639
Accrued 12b-1 fees, Class C (a)	7,857
Accrued servicing fees, Class R (a)	2,548
Payable to custodian (a)	3,494
Payable to trustees and officers	244
Accrued expenses	13,626

Total liabilities	93,911

Net Assets	$103,444,530

Net Assets consist of:
Paid in capital	$92,038,816
Accumulated undistributed net investment income (loss)	(423)
Accumulated net realized gain (loss) from investment transactions	1,872,778
Net unrealized appreciation (depreciation) on investments	9,533,359

Net Asset Value	$103,444,530

Class C:

Net Assets	$6,747,383

Shares outstanding (unlimited number of shares authorized)	616,132

Net asset value and offering price per share	$10.95

Redemption price per share (NAV * 0.99) (b)	$10.84

Class I:

Net Assets	$83,914,035

Shares outstanding (unlimited number of shares authorized)	7,628,147

Net asset value, offering and redemption price per share	$11.00

Class R:

Net Assets	$12,783,112

Shares outstanding (unlimited number of shares authorized)	1,160,776

Net asset value, offering and redemption price per share	$11.01

(a)	See Note 4 in the Notes to the Financial Statements.

(b)	The Fund charges a 1.00% contingent deferred sales charge (“CDSC”) on Class C shares redeemed less than one year after they are purchased.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS

For the period ended June 30, 2012 – (Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $8,948)	$1,325,589
Interest income	2,044

Total Income	1,327,633

Expenses
Investment advisor fees (a)	244,150
12b-1 fees, Class C (a)	32,900
Administrative servicing fees, Class R (a)	11,300
Administration expenses (a)	43,072
Transfer agent expenses (a)	32,779
Fund accounting expenses (a)	24,658
Registration expenses	19,111
Legal expenses	11,263
Custodian expenses (a)	9,944
Auditing expenses	8,225
Report printing expenses	7,632
Trustee expenses	4,964
CCO expenses	4,589
Insurance expenses	1,636
Pricing expenses	1,176
Miscellaneous expenses	896
Other expenses – overdraft fees	193

Total Expenses	458,488
Fees recouped by Advisor (a)	49,338

Net operating expenses	507,826

Net Investment Income	819,807

Realized & Unrealized Gain
Net realized gain on investment securities	2,880,611
Change in unrealized appreciation on investment securities	1,693,805

Net realized and unrealized gain on investment securities	4,574,416

Net increase in net assets resulting from operations	$5,394,223

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets Due To: Operations:
Net investment income	$819,807	$1,115,324
Net realized gain on investment securities	2,880,611	2,648,751
Change in unrealized appreciation (depreciation) on investment securities	1,693,805	(2,709,361)

Net increase in net assets resulting from operations	5,394,223	1,054,714

Distributions to shareholders:
From net investment income, Class C	(24,618)	(41,702)
From net investment income, Class I	(697,590)	(1,088,430)
From net investment income, Class R (a)	(98,022)	–

Change in net assets from distributions	(820,230)	(1,130,132)

Capital Share Transactions – Class C
Proceeds from shares sold	545,654	1,899,355
Reinvestment of distributions	22,110	37,883
Amount paid for shares redeemed	(235,061)	(980,755)

Net increase (decrease) in net assets resulting from Class C share transactions	332,703	956,483

Capital Share Transactions – Class I
Proceeds from shares sold	17,568,709	30,959,912
Reinvestment of distributions	447,032	870,506
In-kind subscriptions	–	13,671,026
Amount paid for shares redeemed	(20,251,921)	(15,470,977)

Net increase (decrease) in net assets resulting from Class I share transactions	(2,236,180)	30,030,467

Capital Share Transactions – Class R (a)
Proceeds from shares sold	13,031,179	–
Reinvestment of distributions	98,022	–
Amount paid for shares redeemed	(170,438)	–

Net increase (decrease) in net assets resulting from Class R share transactions	12,958,763	–

Net increase in net assets resulting from share transactions	11,055,286	30,986,950

Total increase in Net Assets	15,629,279	30,911,532

Net Assets
Beginning of year	87,815,251	56,903,719

End of period	$103,444,530	$87,815,251

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(423)	$–

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

Capital Share Transactions – C Shares
Shares sold	$50,152	$178,422
Shares issued in reinvestment of distributions	2,016	3,698
Shares redeemed	(21,651)	(92,950)

Net increase from capital share transactions	30,517	89,170

Capital Share Transactions – I Shares
Shares sold	1,599,815	2,990,826
Shares issued in reinvestment of distributions	40,621	84,304
In-kind subscriptions	–	1,382,308
Shares redeemed	(1,831,379)	(1,484,319)

Net increase (decrease) from capital share transactions	(190,943)	2,973,119

Capital Share Transactions – R Shares (a)
Shares sold	1,167,271	–
Shares issued in reinvestment of distributions	8,888	–
Shares redeemed	(15,383)	–

Net increase from capital share transactions	1,160,776	–

(a)	For the period February 14, 2012 (commencement of operations) to June 30, 2012.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Selected Per Share Data
Net asset value, beginning of period	$10.41		$10.61	$9.55		$8.27	$11.84	$12.19

Income from investment operations:
Net investment income	0.04		0.08	0.10		0.04	0.10	0.06
Net realized and unrealized gain (loss)	0.54		(0.21)	1.13		1.33	(3.58)	(0.05)

Total from investment operations	0.58		(0.13)	1.23		1.37	(3.48)	0.01

Less Distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.17)		(0.09)	(0.09)	(0.06)
From net realized gain	–		–	–		–	–	(0.30)

Total distributions	(0.04)		(0.07)	(0.17)		(0.09)	(0.09)	(0.36)

Net asset value, end of period	$10.95		$10.41	$10.61		$9.55	$8.27	$11.84

Total Return (a)	5.58	%(b)	-1.20%	12.91%		16.53%	-29.41%	0.11%
Ratios and Supplemental Data
Net assets, end of year (000)	$6,747		$6,093	$5,267		$2,459	$318	$439
Ratio of expenses to average net assets	1.96	%(c)	1.98%	1.99	%(d)	2.00%	2.00%	2.00%
Ratio of expenses to average net assets before waiver or recoupment	1.85	%(c)	2.10%	2.48%		2.61%	2.77%	2.68%
Ratio of net investment income to average net assets	0.75	%(c)	0.74%	0.97%		1.09%	0.82%	0.44%
Ratio of net investment income (loss) to average net assets before waiver or recoupment	0.86	%(c)	0.62%	0.48%		0.48%	0.05%	(0.24)%
Portfolio turnover rate	11.55%		31.47%	53.84%		22.56%	35.52%	32.97%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Not annualized.
(c)	Annualized.
(d)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund’s expense cap to 0.98%, excluding 12b-1 fees of 1.00%.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007
Selected Per Share Data
Net asset value, beginning of period	$10.45		$10.66	$9.57		$8.26	$11.85	$12.19

Income from investment operations:
Net investment income	0.10		0.18 (a)	0.20	(a)	0.12	0.21	0.18
Net realized and unrealized gain (loss)	0.55		(0.22)	1.14		1.31	(3.60)	(0.04)

Total from investment operations	0.65		(0.04)	1.34		1.43	(3.39)	0.14

Less Distributions to shareholders:
From net investment income	(0.10)		(0.17)	(0.25)		(0.12)	(0.20)	(0.18)
From net realized gain	–		–	–		–	–	(0.30)

Total distributions	(0.10)		(0.17)	(0.25)		(0.12)	(0.20)	(0.48)

Net asset value, end of period	$11.00		$10.45	$10.66		$9.57	$8.26	$11.85

Total Return (b)	6.17	%(c)	-0.31%	14.01%		17.37%	-28.60%	1.20%
Ratios and Supplemental Data
Net assets, end of year (000)	$83,914		$81,722	$51,636		$55,308	$23,783	$40,046
Ratio of expenses to average net assets	0.96	%(d)	0.98%	0.99	%(e)	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	0.85	%(d)	1.07%	1.48%		1.61%	1.57%	1.43%
Ratio of net investment income to average net assets	1.75	%(d)	1.75%	2.03%		2.09%	1.82%	1.44%
Ratio of net investment income to average net assets before waiver or recoupment	1.86	%(d)	1.66%	1.54%		1.48%	1.25%	1.01%
Portfolio turnover rate	11.55%		31.47%	53.84%		22.56%	35.52%	32.97%

(a)	Per share amounts calculated using average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, has contractually agreed to lower the Fund’s expense cap to 0.98%.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS R

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	For the Period Ended June 30, 2012 (a) (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$11.07

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain (loss)	(0.04)

Total from investment operations	0.03

Less Distributions to shareholders:
From net investment income	(0.09)
From net realized gain	–

Total distributions	(0.09)

Net asset value, end of period	$11.01

Total Return (b)	0.22	%(c)
Ratios and Supplemental Data
Net assets, end of year (000)	$12,783
Ratio of expenses to average net assets	1.10	%(d)
Ratio of expenses to average net assets before waiver or recoupment	1.10	%(d)
Ratio of net investment income to average net assets	1.65	%(d)
Ratio of net investment income to average net assets before waiver & recoupment	1.65	%(d)
Portfolio turnover rate	11.55%

(a)	For the period February 14, 2012 (commencement of operations) to June 30, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2012 – (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The investment objective of the Fund is to provide total return. Total return is comprised of both capital appreciation and income.

The Fund currently offers three classes of shares: Class C, Class I, and Class R. Class I shares were first offered to the public on January 5, 2004; Class C shares were first offered to the public on January 27, 2004, and Class R shares were first offered to the public on December 13, 2011. The Class R shares commenced operations on February 14, 2012. The primary difference between the three classes is attributable to the distribution plan for the Class C shares and the administrative service fee for the Class R shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six month period ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the six month period ended June 30, 2012, there were no such reclassifications.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed less than 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$101,281,974	$—	$—	$101,281,974
Money Market Securities	2,020,962	—	—	2,020,962
Total	$103,302,936	$—	$—	$103,302,936

* Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the six month period ended June 30, 2012, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any Administrative servicing fees (Class R shares only), 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses at 0.98% of its average daily net assets of the Fund through April 30, 2013. For the six month period ended June 30, 2012, the Advisor earned fees of $244,150 from the Fund. For the six month period ended June 30, 2012, the Advisor recouped previously waived fees of $49,338. At June 30, 2012, the Fund owed $41,154 to the Advisor.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment. For the six month period ended June 30, 2012, the Advisor recouped $49,338 from the fund.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through December 31,
$ 163,874	2012
318,079	2013
64,256	2014

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six month period ended June 30, 2012, HASI earned fees of $43,072 for administrative services provided to the Fund. At June 30, 2012, the Fund owed HASI $5,550 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six month period June 30, 2012, the Custodian earned fees of $9,944 for custody services provided to the Fund. At June 30, 2012, the Fund owed the Custodian $3,494 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six month period ended June 30, 2012, HASI earned fees of $32,779 from the Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At June 30, 2012, the Fund owed HASI $2,549 for transfer agent services and out-of-pocket expenses.

For the six month period ended June 30, 2012, HASI earned fees of $24,658 from the Fund for fund accounting services provided to the Fund. At June 30, 2012, HASI was owed $3,540 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Distributor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments,

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. The Advisor received $8,309 in excess 12b-1 fees payments during the six month period ended June 30, 2012. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six month period ended June 30, 2012, the Class C shares incurred 12b-1 expenses of $32,900. At June 30, 2012, the Fund owed the Distributor $7,857 in 12b-1 fees.

The Fund has adopted an Administrative Services Plan with respect to the Class R shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Class R shares to the Advisor to compensate financial intermediaries who provide administrative services to the Class R shareholders. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that provide administrative and shareholder account services to Class R shareholders. The Plan requires that the Fund, its distributor and/or the Advisor enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Class R shareholders before the Advisor can compensate the financial intermediary pursuant to the Administrative Services Plan.

For purposes of the Administrative Services Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Class R shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Class R shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as recordholder and nominee of all Class R shares beneficially owned by the intermediary’s customers; (e) providing sub-accounting with respect to Class R shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Class R shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the financial intermediary; and/or (m) furnishing (either separately or on an integrated basis with other reports sent to a customer by the intermediary) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six month period ended June 30, 2012, the Class R shares incurred administrative servicing expenses of $11,300. At June 30, 2012, the Fund owed the $2,548 to the Advisor.

NOTE 5. INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$–
Other	20,521,547
Sales
U.S. Government Obligations	$–
Other	11,152,230

At June 30, 2012, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$11,885,800
Gross (Depreciation)	(2,524,498)

Net Appreciation on Investments	$9,361,302

At June 30, 2012, the aggregate cost of securities for federal income tax purposes was $93,941,634.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2012, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 27.56% of the Class I shares. At June 30, 2012, National Financial Services LLC (“NFS”), for the benefit of State Street Bank Trust Company, owned 100% of the Class R shares. The Trust does not know whether Charles Schwab or NFS or any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Crawford Dividend Growth Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the six month period ended June 30, 2012, the Fund paid total income distributions of $0.0405 per share or $24,618 to Class C shareholders; $0.0946 per share or $697,590 to Class I shareholders; and $0.0848 per share or $98,022 to Class R shareholders.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2012 – (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax character of distributions paid during the fiscal years 2011 and 2010 was as follows:

	2011		2010
Distributions paid from:	Class I	Class C	Class I	Class C

Ordinary income	$1,088,430	$41,702	$1,186,511	$82,591
Long-term Capital Gain	–	–	–	–

	$1,088,430	$41,702	$1,186,511	$82,591

At December 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital Loss Carryforward	$(835,776)
Unrealized appreciation	7,667,497

$6,831,721

The difference between book basis and tax basis unrealized appreciation as of June 30, 2012, was attributable primarily to the tax deferral of losses on wash sales in the amount of $172,057.

NOTE 9. CAPITAL LOSS CARRYFORWARD

At December 31, 2011, the Fund has available for federal tax purposes an unused capital loss carryforward of $835,776, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

Amount	Expires December 31,
$ 835,776	2017

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

MANAGEMENT AGREEMENT RENEWAL (Unaudited)

Crawford Dividend Growth Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s management agreement with its investment adviser, Crawford Investment Counsel, Inc. (“Crawford”).

The Board of Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Crawford (“Independent Trustees”), with the assistance of the Board’s Advisory Contract Renewal Committee consisting of all of the Trustees (the “Committee”), requests and evaluates all information that the Trustees deem reasonably necessary under the circumstances in connection with this annual contract review.

The Committee meeting convened on October 31, 2011 via teleconference to consider whether to recommend that the full Board renew the management agreement between the Trust and Crawford on behalf of the Fund. All Trustees were present. In advance of the Committee meeting, each Trustee received and reviewed the materials compiled by Huntington Asset Services, Inc., the Trust’s administrator (the “Administrator”). The materials specifically provided to each Trustee in advance of the Committee meeting included the following information: (i) executed copies of the Fund’s management agreement and expense cap side letter, if any; (ii) a letter sent by the Administrator on behalf of the Board to Crawford requesting information that the Trustees likely would consider in determining whether to renew the management agreement as required under Section 15(c) of the Investment Company Act of 1940, as amended, and Crawford’s response, including among other information, a description of Crawford’s services to the Fund, any changes in advisory personnel, an analysis of Crawford’s profitability from managing the Fund, a soft dollar report, and ideas for future growth for the Fund; (iii) a certification from the Trust’s Chief Compliance Officer (“CCO”) that Crawford has adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund; (iv) Crawford’s Form ADV Parts 1 and 2A; (v) current financial statements for Crawford; (vi) the Fund’s Schedule of Investments as of July 31, 2011; (vii) a commentary prepared by the Fund’s portfolio manager analyzing the Fund’s prior performance; and (viii) reports prepared by the Administrator comparing the Fund’s performance returns, advisory fees and expense ratios to those of its peer group and benchmark as applicable. After discussing the materials, the Committee contacted certain executives, portfolio managers and compliance personnel of Crawford and conducted an interview led by the Chairman of the Audit Committee of the Board.

At the Trustees’ in-person meeting held on November 13 and 14, 2011, the Committee recommended, and the Trustees, including the Independent Trustees, unanimously approved, the continuance of the Fund’s management agreement with Crawford for an additional year. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations, in addition to the Committee’s recommendation, are listed below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)	The Nature, Extent and Quality of Services – The Trustees noted that Crawford manages approximately $2.9 billion, of which the Fund represents approximately $63 million, as of June 30, 2011. The Trustees reviewed the responses from Crawford as to the resources provided to the Fund, and considered the adequacy of such resources in light of the desire to increase the level of Fund assets, and whether the resources are sufficient to sustain good performance, compliance and other needs. The Trustees determined that Crawford’s resources appear adequate, and specifically noted that Crawford provides the Fund with two experienced portfolio managers, three research analysts, a trader and administrative staff, as well as the advice of Crawford’s compliance officer. The Trustees noted that Crawford had not proposed any changes to the level of services provided to the Fund.

The Trustees noted that various compliance reports had been provided by Crawford and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year. The Trust’s CCO confirmed that he was not aware of any material compliance issues, and also confirmed that he had reviewed Crawford’s compliance policies and procedures and determined that they appeared reasonably designed to prevent violation of federal securities laws. The Trustees recalled that the Committee had reminded Crawford that Crawford, and not the Administrator, has sole and primary responsibility for pre-trade compliance and ensuring that the investments selected by it comply with the Fund’s investment objectives, policies and limitations. The Trustees noted that Crawford confirmed its commitment to compliance to the Committee, and also stated that there had been no instances of portfolio non-compliance by the Fund as a result of Crawford’s diligence.

(ii)	Fund and Crawford Performance – The Trustees discussed the Fund’s performance and reviewed other materials provided by Crawford and the Administrator with respect to such performance. The Trustees noted that the Fund had achieved a positive return for the one year ended August 31, 2011, which was lower than the performance of its benchmarks and peer group. However, they also noted that the Fund’s Class I shares had outperformed both its peer group and benchmarks over the longer five-year period. The Trustees noted that the Fund’s Class I shares currently have a four star rating by Morningstar and the Class C shares have a three star rating.

The Trustees noted that, in addition to the Fund, Crawford also manages certain separate accounts with investment objectives and strategies similar to the Fund. The Trustees recalled that, given the potential for conflicts of interest in managing the Fund and the separate accounts side-by-side, the Committee had sought and received assurances from Crawford that trades were being allocated fairly among the Fund and the separate accounts. The Trustees recalled that Crawford had explained that its separate accounts outperformed the Fund due to higher fees and expenses related to the Fund and its trading activity.

(iii)	Fee Rates and Profitability – The Trustees noted that Crawford has recently lowered the Fund’s advisory fee and agreed to continue capping certain operating expenses of the Fund at 0.98% for an additional year, and that no changes were proposed to the Fund’s management agreement. The Trustees also reviewed Crawford’s fee schedules for separate accounts managed by Crawford using a strategy similar to the Fund’s. They noted that these separate accounts would pay a lower management fee, including fee breakpoints as assets under management increased. The Trustees noted that Crawford had explained to the Committee that its responsibilities with respect to the Fund are more extensive and time consuming than those with respect to separate accounts. For example, Crawford noted that the separate accounts did not require extensive quarterly board and compliance reporting or the numerous SEC filings required of mutual funds. The Trustees noted that the Fund’s advisory fee of 0.50% and its total expense ratio (after fee waivers and reimbursements) were lower than its peer group average.

The Trustees reviewed a profitability analysis prepared by Crawford. Crawford represented that the Fund’s management agreement was not profitable, due to the Fund-related expenses such as Crawford’s obligations to cap the Fund’s expenses.

The Trustees also reviewed Crawford’s financial statements for the six-month period ended June 30, 2011. They concluded, based on their review, that Crawford appears to be well-capitalized and able to meet its obligations to the Fund.

The Trustees noted that, with respect to its soft dollar arrangements, Crawford stated that clients pay an average commission rate to brokers that provide certain research services to Crawford, and that the average commission rate paid by the Fund to soft dollar brokers is the same as commission rates paid by Crawford’s private accounts for similar transactions.

Finally, the Trustees noted that Crawford receives a 1.00% 12b-1 fee from the Fund’s Class C shares. Crawford reported that a portion of this fee is paid to mutual fund platform sponsors. The Trustees recalled that, during the Committee meeting, they had encouraged Crawford to develop a marketing plan to use accrued 12b-1 fees to effectively market the Fund’s Class C shares.

(iv)	Economies of Scale – In determining the reasonableness of the advisory fees, the Trustees also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Trustees noted that the Fund had been growing but that it did not appear that Crawford has begun to realize any significant economies of scale from managing the Fund.

After reviewing all of the foregoing, and based upon all of the above-mentioned factors and their related conclusions, including the Committee’s recommendations, the Trustees, including all of the Independent Trustees, unanimously determined that the advisory fee paid by the Fund is reasonable, based on the nature and quality of advisory services provided by Crawford to the Fund, and unanimously voted to approve the continuation of the management agreement between the Trust and Crawford on behalf of the Fund.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly, Interested

Kenneth G.Y. Grant

OFFICERS

John C. Swhear, Senior Vice President & Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE—disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE—disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE—applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE—applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE—applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE—applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 29, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable—filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable—there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 8/29/12

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 8/29/12